ORDINARY SHARES AND WARRANTS ISSUANCE	Feb. 12, 2025
Stockholders' Equity Note [Abstract]
ORDINARY SHARES AND WARRANTS ISSUANCE
NOTE 7: -	ORDINARY SHARES AND WARRANTS ISSUANCE

On February 12, 2025, the Company issued a total of 28,776,978 ordinary shares of no par value and 23,021,582 warrants to purchase one ordinary share, at an offering price of $1.39 per unit (each unit consisting of one ordinary share and eight tenths of a warrant), for a total consideration of $37,289, net of placement agent fees and other issuance costs of $2,711. The warrants are immediately exercisable at $1.69 per share and will expire five years from the date of issuance. The warrants were classified as equity in the Company’s financial statements.